Expense Example - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Limited Term Bond ETF - Fidelity Limited Term Bond ETF	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318